FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 27 – FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 825-10-50-10 "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate such fair value and defines a financial instrument as cash, evidence of ownership interest in an entity or a contractual obligation or right that will be settled with another financial instrument. ASC 820 sets out additional disclosure requirements which are presented in Note 28.

ASC 825-10-50-10 excludes certain financial instruments and all non-financial instruments, including intangible assets, from its disclosure requirements.

The following table summarizes the carrying and the estimated fair values for financial instruments:

	Carrying value		Estimated fair value
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Financial assets
Assets for which fair value approximates carrying value	266,095	149,467	266,095	149,467
Interest-bearing deposits in other banks	57,566	89,085	57,574	89,128
Available-for-sale securities	44,636	41,263	44,636	41,263
Held-to-maturity securities	2,506	1,762	3,110	2,124
Loans and leases, net of allowance for loan and lease losses	278,031	225,768	278,222	226,135
Financial liabilities
Liabilities for which fair value approximates carrying value	296,669	214,126	296,669	214,126
Interest-bearing deposits	176,221	165,024	176,141	164,983
Long-term debt	84,768	58,976	84,617	58,812
Off-balance sheet financial instruments
Standby letters of credit	756	1,207	435	349
Guarantees	37,618	31,234	108	68

The methods and assumptions to estimate the fair value are set forth below:

a) Cash and due from banks, including restricted cash, securities purchased under resale agreements and Central Bank compulsory deposits - The carrying amount reported in the consolidated balance sheet for these instruments approximates their fair value.

b) Interest-bearing deposits in other banks - We estimate the fair value of interest-bearing deposits in other banks by discounting estimated cash flows using as input interest market rates.

c) Trading assets, including derivatives, Available-for-sale securities and Held-to-maturity securities – The description of the method and criteria adopted for determining the fair values of these securities and derivatives is included in Note 28.

d) Loans and leases - Fair values are estimated for groups of loans with similar financial and risk characteristics using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows using interest rates approximating our current rates for similar loans. For most variable rate loans, the carrying amounts were considered to approximate fair value. The fair value for performing loans was calculated by discounting the scheduled principal and interest cash flows through maturity at the rates indicated above. The fair value for impaired loans was based on discounting estimated cash flows using a rate commensurate with the risk associated with the estimated cash flows, or the underlying collateral. Assumptions regarding cash flows and discount rates are determined using available market information and specific borrower information.
e) Non-interest bearing deposits, Securities sold under repurchase agreements, Short-term borrowings and Investment Contracts - The fair value disclosed for demand deposits is, by ASC 825-10- 50-10 definition, equal to the amount payable on demand at the reporting date which equals its carrying value as well as for investment contracts. The carrying values of securities sold under repurchase agreements, trade lines and other short-term borrowings approximate fair value of such instruments.

f) Interest-bearing deposits – Fair value for time deposits with variable rates was considered to approximate carrying value. Fair value for time deposits with fixed rates was estimated using a discounted cash flow calculation that applies interest rates offered by us at the respective balance sheet date.

g) Long-term debt - Their fair value is estimated using discounted cash flows through interest rates offered in the market for similar instruments. These interest rates are obtained from different feeders (usually Bloomberg) from which are derived the risk free yield curve and the spread over the risk free curve observed for similar instruments.

h) Off-balance sheet financial instruments and derivatives - The fair value of standby letters of credit and guarantees was based on fees currently charged for similar agreements or on the estimated cost to terminate the agreements or otherwise to settle the obligations with counterparties. The fair value of derivatives not designated as hedges is included in trading assets or other liabilities as described in Note 2f, and the fair value of derivatives designated as hedge is included in other assets. See Note 29 for the notional value and estimated fair value of our derivative financial instruments.